U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                     Read instructions at end of Form before
                                preparing Form.
                              Please print or type.


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1.     Name and address of issuer:

       State Street Research Growth Trust
       One Financial Center
       Boston, MA 02111

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2.     Name of each series or class of funds for which this notice is filed:

       State Street Research Growth Fund

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3.     Investment Company Act File Number:                      811-985

       Securities Act File Number:                              33-55024

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4.     Last day of fiscal year for which this notice is filed: December 31, 1995


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5.     Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [ ]

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6.     Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.     Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       State Street Research Growth Fund shares                         0

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

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       State Street Research Growth Fund shares                         0

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9.     Number and aggregate sale price of securities sold during the fiscal year:

       Number of securities sold:
       State Street Research Growth Fund shares                        1,471,651

       Aggregate sale price of securities sold:
       State Street Research Growth Fund shares                      $13,430,368

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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number of securities sold:
         State Street Research Growth Fund shares                      1,471,651

         Aggregate sale price of securities sold:
         State Street Research Growth Fund shares                    $13,430,368

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11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Number of securities issued:
         State Street Research Growth Fund shares                      3,209,505

         Aggregate sale price of securities issued:
         State Street Research Growth Fund shares                    $22,524,230

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

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on rule 24f-2
                  (from Item 10):                                    $13,430,368
                                                                     -----------
         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                   +$22,524,230
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         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):          - $22,998,132
                                                                     -----------
         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing
                  fees pursuant to Rule 24e-2 (if applicable):       +         0
                                                                     -----------
         (v)      Net aggregate price of securities sold and issued
                  during the fiscal year in reliance on rule 24f-2
                  [line (i), plus line (ii), less line (iii), plus
                  line (iv)] (if applicable):                        $12,956,466
                                                                     -----------
         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law or
                  regulation (see Instruction C.6):                  x    1/2900
                                                                     -----------
         (vii)    Fee due [line (i) or line (v) multiplied by
                  line (vi)]                                            $  4,468
                                                                     ===========

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                  only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.      Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 20, 1996

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                                 SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Amy L. Simmons
                                   ---------------------------
                                   Amy L. Simmons, Assistant Secretary

         Date     February 26, 1996

         *Please print the name and title of the signing officer below the signature

      [Mintz, Levin Letterhead]



                                                      February 16, 1996

        State Street Research Growth Trust
        One Financial Center
        Boston, Massachusetts 02111

        Dear Sirs:

                 We are furnishing this opinion with a view to your filing the same or duplicates thereof with the Securities and Exchange Commission, Washington, D.C., in connection with the filing of a Rule 24f-2 Notice by you with said Commission with which this opinion or duplicates thereof are to be filed. Said Rule 24f-2 Notice is being filed pursuant to the election made by State Street Research Growth Trust (the "Trust") to register an indefinite number of shares of beneficial interest ("Shares") in the State Street Research Growth Fund portfolio of the Trust.

                 We act as your legal counsel and have examined all such records, papers and documents as we believe necessary in order to enable us to render the opinion set forth below.

                  On the basis of the foregoing we are of the opinion that:

                        1. The Trust was duly organized and is a lawfully existing business trust under the laws of the Commonwealth of Massachusetts.

                        2. The Trust has authorized capital stock consisting of an unlimited number of shares of beneficial interest.

                        3. The 1,471,651 Shares of State Street Research
                 Growth Fund, which were sold in the fiscal year ended December 31, 1995 were legally and validly issued and are fully paid and nonassessable.

                                                              Very truly yours,



                         /s/ Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
                                                     MINTZ, LEVIN, COHN, FERRIS,
                                                         GLOVSKY AND POPEO, P.C.

        T3/602871.1